TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS RECEIVABLE.
Schedule of trade accounts receivable

	2025	2024
Trade accounts receivable - in Brazil	1,912,129	2,261,456
Trade accounts receivable - exports from Brazil	718,930	792,385
Trade accounts receivable - outside of Brazil	2,271,451	2,237,636
(-) Impairment loss on trade receivables	(91,870)	(114,519)
	4,810,640	5,176,958

Schedule of accounts receivable by aging

	2025	2024
Current	4,326,579	4,662,821
Past-due:
Up to 30 days	369,766	444,927
From 31 to 60 days	100,422	52,058
From 61 to 90 days	14,946	24,820
From 91 to 180 days	50,845	45,108
From 181 to 360 days	14,326	14,660
Above 360 days	25,626	47,083
(-) Impairment on financial assets	(91,870)	(114,519)
	4,810,640	5,176,958

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2023	(92,587)
Impairment on financial assets during the year	(37,609)
Recoveries in the year	26,719
Write-offs	9,736
Exchange variation	3,855
Balance as of December 31, 2023	(89,886)
Impairment on financial assets during the year	(67,838)
Recoveries in the year	36,928
Write-offs	18,403
Exchange variation	(12,126)
Balance as of December 31, 2024	(114,519)
Impairment on financial assets during the year	(36,705)
Recoveries in the year	26,456
Write-offs	26,581
Acquisition of company control (Note 3.4)	(180)
Exchange variation	6,497
Balance as of December 31, 2025	(91,870)